ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
LOBO TECHNOLOGIES LTD (LOBO BVI)	October 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November 2021	PRC	100%	WFOE, a holding company
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August 2024	PRC	100%	Trade agency company
Dezhou LOBO Intelligent Manufacturing Co., Ltd. (Dezhou LOBO)	April 2025	PRC	100%	Manufacture and Sale of General Equipment
LOBO (Hangzhou) Data Service Co., Ltd.	December 2025	PRC	100%	Data Technology Services
LOBO TECHNOLOGIES (KENYA) LIMITED	May 2026	Kenya	100%	Investment holding company